SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q1) - Basic and Diluted Net (loss) Income Per Ordinary Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2025
Class A Redeemable Ordinary Shares [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allocation of net (loss) income - Basic	$ (40,328)	$ 528,804	$ 1,396,946		$ 652,646
Allocation of net (loss) income - Diluted	$ (40,328)	$ 528,804	$ 1,384,138		$ 652,646
Basic weighted average ordinary shares outstanding (in Shares)	8,625,000	8,625,000	6,104,313		8,625,000
Diluted weighted average ordinary shares outstanding (in Shares)	8,625,000	8,625,000	6,104,313		8,625,000
Basic net (loss) per ordinary share (in Dollars per share)	$ 0	$ 0.06	$ 0.23		$ 0.08
Diluted net (loss) per ordinary share (in Dollars per share)	$ 0	$ 0.06	$ 0.23		$ 0.08
Class A and B Non-redeemable Ordinary Shares [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allocation of net (loss) income - Basic	$ (11,421)	$ 149,751	$ 513,446		$ 184,822
Allocation of net (loss) income - Diluted	$ (11,421)	$ 149,751	$ 526,254		$ 184,822
Basic weighted average ordinary shares outstanding (in Shares)	2,442,500	2,442,500	2,243,636	[1]	2,442,500
Diluted weighted average ordinary shares outstanding (in Shares)	2,442,500	2,442,500	2,320,880	[1]	2,442,500
Basic net (loss) per ordinary share (in Dollars per share)	$ 0	$ 0.06	$ 0.23		$ 0.08
Diluted net (loss) per ordinary share (in Dollars per share)	$ 0	$ 0.06	$ 0.23		$ 0.08

[1]	This number includes up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (Notes 4 and 6). On June 13, 2024, the underwriter exercised its over-allotment option in full as part of the closing of the Initial Public Offering. As such, 281,250 Founder Shares were no longer subject to forfeiture.